Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Appreciation Fund, Inc.
Entity Central Index Key	0000318478
Document Period End Date	Jun. 30, 2024
Investor Shares – DGAGX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Investor Shares
Trading Symbol	DGAGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class I – DGIGX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Class I
Trading Symbol	DGIGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class Y – DGYGX
Shareholder Report [Line Items]
Fund Name	BNY Mellon Appreciation Fund, Inc.
Class Name	Class Y
Trading Symbol	DGYGX
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
BNY Mellon Appreciation Fund, Inc. | Investor Shares – DGAGX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$46	0.87%*

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 2,292,000,000
Holdings Count	49
Portfolio Turnover	10.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,292	49	10.40%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Appreciation Fund, Inc. | Class I – DGIGX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%*

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[2]
Net Assets	$ 2,292,000,000
Holdings Count	49
Portfolio Turnover	10.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,292	49	10.40%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter
BNY Mellon Appreciation Fund, Inc. | Class Y – DGYGX
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/literaturecenter
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$30	0.58%*

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[3]
Net Assets	$ 2,292,000,000
Holdings Count	49
Portfolio Turnover	10.40%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$2,292	49	10.40%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/literaturecenter

[1]	Annualized
[2]	Annualized
[3]	Annualized